Summary of Significant Accounting Policies (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Liability, discount rate	30.30%
Interest expenses	$ 29,942	$ 4,984
Foreign exchange loss	$ 2,643	50,915
Intangible assets , estimated life	20 years
Canadian Employees [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee contribution	$ 283,545	400,658
Israeli subsidiary [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee contribution	$ 1,057,881	$ 1,101,890
Constructive Obligation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contribution amount percentage	3.00%
Severance Pay [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contribution amount percentage	8.33%
Pension Component [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contribution amount percentage	6.50%